Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 717	$ 736
Environmental expenditures	(24)	(20)
Adjustments for non-cash items:
Depreciation and amortization (excluding asset removal costs)	720	679
Regulatory assets and liabilities	112	(16)
Deferred income taxes	96	111
Other	10	10
Changes in non-cash balances related to operations (Note 27)	63	168
Net cash from operating activities	1,694	1,668
Financing activities
Long-term debt issued	0	2,300
Long-term debt repaid	(602)	(502)
Short-term notes issued	3,795	3,031
Short-term notes repaid	(3,338)	(4,053)
Promissory note issued (Note 26)	486	0
Promissory note repaid (Note 26)	(486)	0
Return of stated capital	(535)	(609)
Preferred shares issued	486	0
Dividends paid	(15)	(2)
Distributions paid to noncontrolling interest	(6)	(9)
Change in bank indebtedness	3	0
Other	0	(10)
Net cash from (used in) financing activities	(212)	146
Investing activities
Property, plant and equipment	(1,456)	(1,594)
Intangible assets	(80)	(61)
Acquisitions (Note 4)	0	(224)
Capital contributions received (Note 27)	9	21
Other	(3)	3
Net cash used in investing activities	(1,530)	(1,855)
Net change in cash and cash equivalents	(48)	(41)
Cash and cash equivalents, beginning of year	48	89
Cash and cash equivalents, end of year	$ 0	$ 48